Restructuring and Other Termination Costs (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Summary of restructuring liabilities
The following table summarizes our restructuring liabilities:

Other Current Liabilities
($ in millions)
Balance as of December 31, 2017	$—
Initial restructuring recognition on January 30, 2018	38
Termination benefits paid	(38)
Balance as of December 31, 2018	$—